S000011985 [Member] Investment Objectives and Goals - BATS SERIES P	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BATS: Series P Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: Series P Portfolio (the “Fund”) is to seek to provide a duration that is the inverse of its benchmark.